Cover Page Cove Page	Dec. 18, 2025	Jun. 30, 2025
Cover Page [Abstract]
Document Type	8-K
Document Period End Date	Dec. 18, 2025
Entity Registrant Name	ARES COMMERCIAL REAL ESTATE CORPORATION
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35517
Entity Tax Identification Number	45-3148087
Entity Address, Address Line One	245 Park Avenue,
Entity Address, Address Line Two	42nd Floor,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10167
City Area Code		212
Local Phone Number		750-7300
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.01 par value per share
Trading Symbol		ACRE
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Amendment Flag	false
Entity Central Index Key	0001529377